SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-   SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a.      Use of estimates:

The preparation of consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they were made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.       Financial statements in United State dollars:

The majority of the revenues of the Group are generated in or linked to the U.S. dollar ("Dollar"). In addition, a substantial portion of the Group's costs are incurred in Dollar. The Company's management believes that the Dollar is the currency of the primary economic environment in which the Company and certain of its subsidiaries operate. Therefore, the  functional and reporting currency of the Company and certain of its subsidiaries is the Dollar.

Accordingly, monetary accounts maintained in currencies other than the Dollar are re-measured into Dollars in accordance with ASC 830, "Foreign Currency Matters." All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statements operations as financial income or expenses, as appropriate.

For those foreign subsidiaries, whose functional currency has been determined to be their local currency, assets and liabilities are translated at the year- end exchange rates and statements operations items are translated at the average exchange rate prevailing during the period. The resulting translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity or recorded in the consolidate statements of operations as financial income or expenses, as appropriate.

c.       Principles of consolidation:

The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.      Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.      Restricted cash:

Restricted cash is a deposit account which is held by the Company on behalf of Company's customers. The Company accrued expenses in this such amount.

f.       Marketable securities:

The Company accounts for investments in debt and equity securities in accordance with ASC 320, "Debt and Equity Securities" ("ASC 320"). Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determinations at each balance sheet date. The Company classifies all of its securities as available for sale carried at fair market value. Fair value is determined based on observable market value quotes. Available-for-sale securities are carried at fair value, with unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments, are included in earnings and are derived using the specific identification method for determining the cost of securities (see also Note 3). Interest and dividends on securities are included in financial income (expense), net.

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35.

The Company accounts for investments in marketable securities in accordance with, ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities. Under the amended impairment model, other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. During 2012, 2013 and 2014 no other-than-temporary impairments were recorded. For more information, see note 3.

The marketable securities held by the Company are pledged to secure future rent payments for the Company's facilities in Israel.

g.      Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual depreciation rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life

h.       Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2013 and 2014, no impairment losses were identified.

i.       Goodwill:

Goodwill and other certain purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other," ("ASC 350") goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

The Company operates in two operating segments, which also comprise its reporting units: enterprise and service providers. As determined in previous years the Company's goodwill balance is assigned to the enterprise reporting unit. The Company elects to perform an annual impairment test of enterprise reporting unit as of September 30 of each year, or more frequently if impairment indicators are present. In 2014, for the enterprise reporting unit, the Company elected to bypass the qualitative assessment and proceeded directly to performing the first step of the goodwill impairment test.

The Company performed the first step of the quantitative goodwill impairment test and concluded that the fair value of the reporting unit exceeded its carrying value, and therefore, no impairment of goodwill existed and the second step of the goodwill impairment test was not required.

As of December 31, 2014, in light of the decrease in the Company's share price in the stock exchange, the Company further performed additional qualitative assessment for the enterprise reporting unit and concluded it is more likely than not that no impairment of goodwill exist.

Fair value is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. The Company engaged a third party specialist in order to perform the 2014 annual impairment tests. The Company performed the annual impairment tests during the fourth quarter of 2014 and did not identify any impairment losses.

j.        Intangible assets:

Intangible assets that are considered to have definite useful life are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC 350. The Company's identifiable intangibles are reviewed for impairment in accordance with ASC 360 whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company's intangible assets were all acquired in connection with historical acquisitions.

Developed technology is amortized over a period of four-to-eight years, customer relationships are amortized over a period of six to eight years and brand name are amortized over a period of eleven years. During 2012, 2013 and 2014, no impairment losses were identified.

k.       Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law. Some of the Israeli employees are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under Section 14, the Company's monthly deposits, at a rate of 8.33% of such employees' monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Employees that are not subject to section 14 of the Israeli Severance Pay Law are entitled to a severance pay of one month's salary for each year of employment or a portion thereof. The Company's severance pay liability for employees, that are not subject to Section 14, is fully provided by an accrual and the monthly deposits with insurance policies is recorded as an asset in the Company's balance sheet.

Severance expense for the years ended December 31, 2012, 2013 and 2014 amounted to approximately $ 165, $ 160 and $ 106, respectively.

l.       Revenue recognition:

The Company generates revenues mainly from licensing the rights to use its software products and from providing maintenance, hosting and managed services, support and training. Certain software licenses require significant customization. The Company sells its products directly to end-users and indirectly through resellers and OEMs (who are considered end users).

Revenues from maintenance, hosting and managed services are recognized when all criteria outlined in ASC 985-605, "Revenue Recognition -Software", are met. Revenue from license fees is recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, no significant obligations with regard to implementation remain, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

Where software arrangements involve multiple elements, revenue should allocated to each undelivered element based on vendor specific objective evidence ("VSOE") of the fair values of each undelivered element in the arrangement, in accordance with the "residual method". The Company has an immaterial number of multiple element arrangements, therefore no VSOE is established.

Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered element and is recognized as revenue when all revenue recognition criteria of ASC 985-605, as amended, are satisfied. Under the residual method, any discount in the arrangement is allocated to the delivered element. If sufficient specific objective evidence does not exist for all undelivered elements, revenue is deferred for the entire arrangement until all revenue recognition criteria are met for such undelivered elements.

Revenues from maintenance and support services are recognized over the term of the maintenance and support agreement on a straight line basis.

Revenues for hosting and managed services are recognized based on SAB 104 and ASC 605-25, when delivery has occurred or services have been rendered, the fee is fixed or determinable, collectability is probable and persuasive evidence of an arrangement exists. These revenues are recognized as one unit of accounting, on a straight-line basis over the term of the last undelivered element.

Deferred revenues include advance and payment received under maintenance and support contracts, not yet been recognized as revenues.

m.      Research and development expenses:

ASC 985, "Software", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon the completion of a working model. The Company does not incur material costs between the completion of a working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the statement of operations as incurred.

n.      Income taxes:

The Group account for income taxes and uncertain tax positions in accordance with ASC Topic 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method, according to which deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are provided to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

o.       Accounting for share-based compensation ("ASC 718"):

The Company accounts for share-based compensation in accordance with ASC 718, "Compensation - Stock compensation," which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, directors and non-employees. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes these compensation costs net of a forfeiture rate and recognizes the compensation costs for only those shares expected to vest on an accelerated method over the requisite service period for each separately vesting portion of the award, which is the option vesting term of four years. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its stock-option compensation awards and values restricted stock units based on the market value of the underlying shares at the date of grant. No options were granted during 2012. The Company estimates the fair value of stock options granted with the following weighted average assumptions for 2013 and 2014:

	Year ended December 31,
Stock options	2013	2014

Expected volatility (1)	91.4%-100.3%	85.2%
Risk-free interest (2)	0.35%-0.78%	0.93%
Dividend yield (3)	0%	0%
Expected life (years) (4)	3.34-3.75	3.75

(1)	The computation of expected volatility is based on realized historical share price volatility of the Company's stock.

(2)	The risk-free interest rate is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)
The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay cash dividends in the future.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the Company's history.

The Company applies ASC 505-50 "Equity-Based Payment to Non-Employees" ("ASC 505-50") with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

p.       Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, marketable securities, trade receivables, other accounts receivable, trade payables and accrued liabilities approximate their fair value, due to their short-term maturity of such instruments.

The Company applies ASC 820 "Fair value Measurement" ("ASC 820") which clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities.

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The marketable securities fair value, based on quoted market prices, classified within level 1 (see also note 3). The derivatives instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

q.      Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, marketable securities, trade receivables and other account receivable.

Cash and cash equivalents are deposited with major banks in Israel, Hong Kong, and in the United States. Such deposits in the United States may be in excess of insured limit and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's customers are located mainly in the United States (see Note 12). The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection according to management estimates.

The Company's marketable securities include investments in equity securities and Israeli government securities. Management believes that the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to these marketable securities. The Company has no off-balance-sheet concentrations of credit risk.

r.       Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. In 2012 and 2013, 52,707 and 61,736, respectively, options have been included in the calculation of the diluted net earnings per Ordinary share, the effect on the above-mentioned amount was immaterial.

s.       Derivatives instruments:

ASC 815, "Derivatives and Hedging"("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive loss until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. The Company uses derivatives to hedge certain cash flow foreign currency exposures in order to further reduce the Company's exposure to foreign currency risks.

The Company entered into put option contracts to hedge certain transactions denominated in foreign currencies. The purpose of the Company's foreign currency hedging activities is to protect the Company from risk that the eventual dollar cash flows from international activities will be adversely affected by changes in the exchange rates. The Company's put option contracts did not qualify as hedging instruments under ASC 815.

Changes in the fair value of put option contracts are reflected in the consolidated statements of operations as financial income or expense, when occur.

During 2012, 2013 and 2014, the Company entered into forward, call and put option contracts in the aggregated notional amount of $ 3,750, $ 2,400 and $ 3,350, respectively, that converted a portion of its floating currency liabilities to a fixed rate basis, thus reducing the impact of the exchange rate fluctuations on the Company's cash flow. In 2012, 2013 and 2014, the revaluation profit from these contracts with respect to the above transactions were $ 47, $ 65 and $ 79, respectively, and are presented in the statements of operations as financial income (expense), net. As of December 31, 2014, the Company had outstanding call and put option contracts in the amount of $ 1,700.

t.      Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC Topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, stockholders. In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements.

u.      Reclassification:

         Certain amounts in prior years have been reclassified to conform to the current year's presentation.

v.      Impact of recently issued accounting standards

  In April 2014, the FASB issued amended guidance related to discontinued operations. The new guidance limits the presentation of discontinued operations to business circumstances when the disposal of the business operation represents a strategic shift that has had or will have a major effect on operations and financial results. This guidance is effective for fiscal years beginning January 1, 2015. We believe that the adoption of this new standard will not materially impact its consolidated financial statements.

  In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers" which supersedes the revenue recognition requirements in "Revenue Recognition"(Topic 605), and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods and services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements.

  In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an

Entity's Ability to Continue as a Going Concern, which defines management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures if there is substantial doubt about its ability to continue as a going concern. The pronouncement is effective for annual reporting periods ending after December 15, 2016 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.